Selling, general and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Distribution expenses	SFr (239.5)	SFr (151.0)	SFr (96.4)
Selling expenses	(133.3)	(85.5)	(52.6)
Marketing expenses	(195.8)	(130.2)	(100.5)
Share-based compensation	(31.8)	(33.8)	(198.5)
General and administrative expenses	(286.6)	(199.3)	(123.3)
Selling, general and administrative expenses	SFr (887.0)	SFr (599.8)	SFr (571.4)